Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Intangible Assets

	31 December 2020					31 December 2019
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total
Acquisition cost
Balance at end of previous year	40 074	2 774	2 594	666	46 108	48 465
Effect of movements in foreign exchange	(839)	(6)	42	14	(789)	(79)
Acquisitions through business combinations	157	—	—	5	162	99
Acquisitions and expenditures	35	190	53	279	557	631
Disposals	—	(23)	(38)	(81)	(142)	(259)
Disposals through the sale of subsidiaries	—	—	—	—	—	(29)
Transfer (to)/from other asset categories and other movements 1	—	96	321	(428)	(11)	(2 720)

Balance at end of period	39 427	3 031	2 972	455	45 885	46 108
Amortization and impairment losses
Balance at end of previous year	(32)	(1 595)	(1 851)	(178)	(3 656)	(3 634)
Effect of movements in foreign exchange	—	12	(29)	1	(16)	41
Amortization	—	(297)	(364)	(54)	(715)	(622)
Impairment	(9)	(156)	—	—	(165)	—
Disposals	—	18	35	9	62	254
Disposals through the sale of subsidiaries	—	—	—	—	—	—
Transfer to/(from) other asset categories and other movements 1	—	(54)	28	158	132	305

Balance at end of period	(41)	(2 072)	(2 181)	(64)	(4 358)	(3 656)
Carrying value
at 31 December 2019	40 042	1 179	743	488	42 452	42 452
at 31 December 2020	39 386	959	791	391	41 527	—

Summary of Carrying Amount of Intangible Assets with Indefinite Useful Lives
The carrying amount of intangible assets with indefinite useful lives was allocated to the cash-generating units as follows:

Million US dollar Cash-generating unit	2020	2019
United States	22 172	22 124
Rest of North America	42	66
Mexico	3 067	3 243
Colombia	3 320	3 488
Rest of Middle Americas	3 655	3 915
Brazil	1	3
Rest of South America	681	714
Europe	461	489
South Africa	3 289	3 417
Rest of Africa	1 068	1 228
China	427	410
Rest of Asia Pacific	1 212	1 120

Total carrying amount of intangible assets with indefinite useful lives	39 395	40 217